Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2020
Equity Method Investments [Abstract]
Significant investments [text block table]

Significant investments as of December 31, 2020[1]

Investment	Principal place of business	Nature of relationship	Ownership percentage
Huarong Rongde Asset Management Company Limited	Beijing, China	Strategic Investment	40.7%
Harvest Fund Management Co., Ltd.	Shanghai, China	Strategic Investment	30.0%

[1]The Group has significant influence over these investees through its holding percentage and representation on the board seats.

Summarised financial information on Huarong Rongde Asset Management Company Ltd [text block table]

Summarized financial information on Huarong Rongde Asset Management Company Limited[1]

in € m.	Dec 31, 2019	Dec 31, 2018
Total net revenues	97	118
Net income	62	74
Other comprehensive income	54	(55)
Total comprehensive income[2]	116	19

in € m.	Dec 31, 2019	Dec 31, 2018
Current assets	2,323	4,160
Non-Current assets	804	1,507
Total assets	3,127	5,667
Current liabilities	1,157	1,820
Non-Current liabilities	1,274	2,712
Total liabilities	2,431	4,532
Noncontrolling Interest	(3)	417
Net assets of the equity method investee	699	718

[1]Due to the difference in reporting timelines for the Group and Huarong Rongde Asset Management Company Limited Equity method accounting was performed for December 2020 based on December 2019 PRC GAAP audited financials and for December 2019 based on December 2018 PRC GAAP audited financials.

[2]The Group received dividends from Huarong Rongde Asset Management Company Limited of € 9 million during the reporting period 2020 (2019: € 7 million).

Reconciliation of total net assets of Huarong Rongde Asset Management Company Ltd to the Groups carrying amount [text block table]

Reconciliation of total net assets of Huarong Rongde Asset Management Company Limited to the Group’s carrying amount[1]

in € m.	Dec 31, 2019	Dec 31, 2018
Net assets of the equity method investee	699	718
Group's ownership percentage on the investee's equity	40.7%	40.7%
Group's share of net assets	284	292
Goodwill	0	0
Intangible Assets	0	0
Other adjustments	(9)	(7)
Carrying amount[2]	275	286

[1]Due to the difference in reporting timelines for the Group and Huarong Rongde Asset Management Company Limited Equity method accounting was performed for December 2020 based on December 2019 PRC GAAP audited financials and for December 2019 based on December 2018 PRC GAAP audited financials.

[2]There is no impairment loss in 2019 and 2018.

Summarised financial information on Harvest Fund Management Co., LTD [text block table]

Summarized financial information on Harvest Fund Management Co., Ltd.

in € m.	Dec 31, 2020¹	Dec 31, 2019²
Total net revenues	823	606
Net income	226	146
Other comprehensive income	(2)	2
Total comprehensive income[3]	224	148

in € m.	Dec 31, 2020	Dec 31, 2019
Current assests	1,072	883
Non-Current assests	731	720
Total assets	1,803	1,603
Current liabilities	643	652
Non-Current liabilities	262	165
Total liabilities	905	817
Noncontrolling Interest	23	21
Net assets of the equity method investee	875	765

[1]December 2020 numbers are based on 2020 unaudited financials.

[2]December 2019 numbers are based on 2019 audited financials.

[3]The Group received dividends from Harvest Fund Management Co., Ltd. of € 21 million during the reporting period 2020 (2019: € 21 million) and reported an extraordinary dividend receivable of € 6 million since the dividend amount has been declared and reported as dividend payable following approval by shareholders of Harvest Fund Management Co., Ltd.

Reconciliation of total net assets of Harvest Fund Management Co., LTD to the Groups carrying amount [text block table]

Reconciliation of total net assets of Harvest Fund Management Co., Ltd.to the Group’s carrying amount

in € m.	Dec 31, 2020¹	Dec 31, 2019²
Net assets of the equity method investee	875	765
Group's ownership percentage on the investee's equity	30%	30%
Group's share of net assets	262	230
Goodwill	16	17
Intangible Assets	14	14
Other adjustments	(2)	0
Carrying amount[3]	290	261

[1]December 2020 numbers are based on 2020 unaudited financials.

[2]December 2019 numbers are based on 2019 audited financials.

[3]There is no impairment loss in 2020 (€ 0 million in 2019).

Information on the Groups Share in Associates and Joint Ventures individually immaterial [text block table]

Aggregated financial information on the Group’s share in associates and joint ventures that are individually immaterial

in € m.	Dec 31, 2020	Dec 31, 2019
Carrying amount of all associates that are individually immaterial to the Group	337	383
Aggregated amount of the Group's share of profit (loss) from continuing operations	20	39
Aggregated amount of the Group's share of post-tax profit (loss) from discontinued operations	0	0
Aggregated amount of the Group's share of other comprehensive income	(10)	(1)
Aggregated amount of the Group's share of total comprehensive income	10	38